Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Mid Cap ETF - Fidelity Enhanced Mid Cap ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	39.88%
Annual Return 2014	13.08%
Annual Return 2015	(2.42%)
Annual Return 2016	13.49%
Annual Return 2017	18.40%
Annual Return 2018	(11.72%)
Annual Return 2019	27.35%
Annual Return 2020	15.37%
Annual Return 2021	24.12%
Annual Return 2022	(14.21%)